30. RELATED PARTIES (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Corall Consultoria LTDA [Member] | Mr. Artur Paranhos Tacla [Member]
Disclosure of transactions between related parties [line items]
Type of transations	Corall provided consulting services to BRF	Corall provided consulting services to BRF	Corall provided consulting services to BRF
Amounts of revenues (expenses)	R$ 0.0	R$ 0.0	R$ (1.8)
Edavila Consultoria Empresarial Eireli [Member] | Mr. Luiz Fernando Furlan, Walter Fontana Filho and Jose Carlos Reis de Magalhaes Neto [Member]
Disclosure of transactions between related parties [line items]
Type of transations	Edavila provided consulting services to BRF	Edavila provided consulting services to BRF	Edavila provided consulting services to BRF
Amounts of revenues (expenses)	R$ 0.0	R$ (0.5)	R$ (0.3)
Hortigil Hortifruti S.A. (Hortigil) [Member] | Mr. Manoel Cordeiro Silva Filho [Member]
Disclosure of transactions between related parties [line items]
Type of transations	BRF sells products to Hortigil	BRF sells products to Hortigil	BRF sells products to Hortigil
Amounts of revenues (expenses)	R$ 0.0	R$ 0.0	R$ 3.5
Instituto de Desenvolvimento Gerencial S.A. [Member] | Mr. Vicente Falconi Campos [Member]
Disclosure of transactions between related parties [line items]
Type of transations	Instituto provided consulting services to BRF	Instituto provided consulting services to BRF	Instituto provided consulting services to BRF
Amounts of revenues (expenses)	R$ 0.0	R$ (0.9)	R$ (5.0)